JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 63.5%
U.S. Government Agency Obligations 34.1%
Council of Federal Home Loan Banks
1.83%, (US SOFR + 0.01%), 01/24/20 (a) (b)	94,410	94,410
1.85%, (US SOFR + 0.03%), 03/06/20 - 04/22/20 (a) (b)	64,530	64,530
1.84%, 05/22/20 (b)	60,360	60,360
1.85%, 11/06/20 (b)	11,925	11,925
1.87%, (US SOFR + 0.05%), 01/22/21 - 01/28/21 (a) (b)	42,700	42,700
1.90%, (US SOFR + 0.08%), 07/23/21 (a) (b)	7,990	7,990
Federal Farm Credit Banks Funding Corporation
1.99%, (3M US Treasury Bill + 0.08%), 11/01/19 (a) (b)	30,000	30,000
1.85%, (US SOFR + 0.03%), 02/06/20 (a) (b)	17,600	17,600
1.95%, (3M US Treasury Bill + 0.04%), 02/12/20 (a) (b)	6,000	5,999
2.07%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	17,000	17,000
2.15%, 03/01/21 (b)	23,500	23,500
1.92%, (US SOFR + 0.10%), 05/07/21 (a) (b)	5,185	5,185
Federal Home Loan Banks Office of Finance
1.85%, (US SOFR + 0.03%), 10/09/19 - 07/17/20 (a) (b)	126,285	126,285
1.88%, (US SOFR + 0.07%), 11/15/19 (a) (b)	34,780	34,780
1.83%, (US SOFR + 0.01%), 12/20/19 (a) (b)	141,870	141,870
1.87%, (US SOFR + 0.05%), 01/17/20 (a) (b)	115,165	115,165
1.84%, (US SOFR + 0.02%), 02/21/20 (a) (b)	16,060	16,060
1.86%, (US SOFR + 0.04%), 05/08/20 - 08/25/20 (a) (b)	137,420	137,420
Federal Home Loan Mortgage Corporation
1.83%, (US SOFR + 0.01%), 11/01/19 (a) (b)	37,000	37,000
1.50%, 01/17/20 (b)	49,940	49,786
1.80%, 04/13/20 (b)	11,600	11,562
Federal National Mortgage Association, Inc.
1.63%, 01/21/20 (b)	29,912	29,828
1.90%, (US SOFR + 0.08%), 10/30/20 (a) (b)	26,680	26,680
		1,107,635
Discount Notes 18.6%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.61%, 10/01/19 (b) (c)	16,987	16,987
1.98%, 10/28/19 (b) (c)	23,000	22,955
2.63%, 11/04/19 (b) (c)	5,559	5,545
1.82%, 07/31/20 (b) (c)	11,040	10,870
1.82%, 08/11/20 (b) (c)	14,718	14,484
Federal Home Loan Banks Office of Finance
2.00%, 10/18/19 (b) (c)	68,000	67,936
2.01%, 10/23/19 (b) (c)	64,000	63,921
2.03%, 11/13/19 (b) (c)	93,466	93,239
2.00%, 12/18/19 (b) (c)	98,891	98,463
2.00%, 12/20/19 (b) (c)	56,509	56,258
1.88%, 12/27/19 (b) (c)	88,710	88,307
2.52%, 01/24/20 (b) (c)	15,421	15,297
1.89%, 03/18/20 (b) (c)	49,000	48,566
		602,828
U.S. Treasury Note 10.8%
Treasury, United States Department of
1.96%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	136,000	136,000
1.95%, 04/30/20	73,000	72,956
2.03%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	112,400	112,365
2.05%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	28,600	28,599
		349,920
Total Government And Agency Obligations (cost $2,060,383)		2,060,383
REPURCHASE AGREEMENTS 23.2%
Repurchase Agreements (d)		750,900
Total Repurchase Agreements (cost $750,900)		750,900
Total Investments 86.7% (cost $2,811,283)		2,811,283
Other Assets and Liabilities, Net 13.3%		431,144
Total Net Assets 100.0%		3,242,427

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at September 30, 2019, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 3.38%, due 05/15/44	7,298	9,180	2.30	09/30/19	10/01/19	9,001	9,000	9,000
BNP	Treasury, United States Department of, 0.00-2.25%, due 11/14/19-08/31/26	81,138	80,381
	Government National Mortgage Association, 3.00-6.50%, due 04/15/29-03/20/49	11,775	12,216
	Federal National Mortgage Association, Inc. 4.00-4.50%, due 04/01/29-10/01/48	29,879	32,609
	Federal Home Loan Mortgage Corporation, 4.00-6.50%, due 09/01/39-08/01/47	428	458
		123,221	125,664	2.37	09/30/19	10/01/19	123,208	123,200	123,200
BOA	Government National Mortgage Association, 3.02-5.74%, due 06/20/58-10/20/67	4,778	5,262
	Federal National Mortgage Association, Inc. 3.50-4.00%, due 07/01/43-02/01/46	6,755	7,221
	Federal Home Loan Mortgage Corporation, 3.50%, due 12/01/47	5,480	5,673
		17,013	18,156	2.32	09/30/19	10/01/19	17,801	17,800	17,800
DUB	Federal National Mortgage Association, Inc. 3.50-4.50%, due 05/01/47-08/01/48	70,889	77,010	2.40	09/30/19	10/01/19	75,505	75,500	75,500
GSC	Federal National Mortgage Association, Inc. 4.00%, due 10/01/47	101,884	107,100	1.93	09/30/19	10/01/19	105,039	105,000	105,000
GSC	Federal National Mortgage Association, Inc. 4.50%, due 07/01/48	30,840	32,640	2.28	09/30/19	10/01/19	32,002	32,000	32,000

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Repurchase Agreements (continued)
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
GSC	Federal Home Loan Mortgage Corporation, 4.00-5.00%, due 07/20/40-09/20/44	45	48
	Federal National Mortgage Association, Inc. 3.00-6.50%, due 03/01/21-05/01/48	55,332	57,903
	Federal Home Loan Mortgage Corporation, 2.98-6.00%, due 06/01/26-06/01/48	36,834	38,949
		92,211	96,900	1.90	09/27/19	10/04/19	95,035	95,000	95,000
GSC	Government National Mortgage Association, 4.50%, due 10/20/48	72,669	76,500	2.10	09/25/19	10/02/19	75,031	75,000	75,000
HSB	Treasury, United States Department of, 1.50-3.13%, due 08/15/20-05/15/48	3,169	3,366	2.35	09/30/19	10/01/19	3,300	3,300	3,300
HSB	Federal National Mortgage Association, Inc. 2.50-4.50%, due 01/01/28-05/01/58	5,499	5,610	2.37	09/30/19	10/01/19	5,500	5,500	5,500
JPM	Treasury, United States Department of, 0.00-6.25%, due 11/07/19-10/31/24	20,789	24,582	2.35	09/30/19	10/01/19	24,102	24,100	24,100
NSI	Treasury, United States Department of, 2.25-7.50%, due 06/30/20-11/15/27	48,166	48,960	2.35	09/30/19	10/01/19	48,003	48,000	48,000
RBS	Treasury, United States Department of, 0.00-0.75%, due05/21/20-07/15/28	6,661	6,630	2.35	09/30/19	10/01/19	6,500	6,500	6,500
TDS	Federal National Mortgage Association, Inc. 3.50%, due 06/01/47-07/01/49	126,947	133,620	2.40	09/30/19	10/01/19	131,009	131,000	131,000
									750,900

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL Securities Lending Collateral Fund
GOVERNMENT AND AGENCY OBLIGATIONS 38.0%
U.S. Government Agency Obligations 19.3%
Council of Federal Home Loan Banks
1.85%, (US SOFR + 0.03%), 03/06/20 (a) (b)	30,910	30,910
1.84%, 05/22/20 (b)	43,460	43,460
1.85%, 11/06/20 (b)	24,960	24,960
1.87%, (US SOFR + 0.05%), 01/28/21 (a) (b)	4,480	4,480
Federal Farm Credit Banks Funding Corporation
1.85%, (US SOFR + 0.03%), 02/06/20 (a) (b)	5,600	5,600
2.07%, (3M US Treasury Bill + 0.16%), 01/19/21 (a) (b)	7,250	7,250
2.15%, 03/01/21 (b)	8,000	8,000
1.92%, (US SOFR + 0.10%), 05/07/21 (a) (b)	3,335	3,335
Federal Home Loan Banks Office of Finance
1.88%, (US SOFR + 0.07%), 11/15/19 (a) (b)	22,935	22,935
1.83%, (US SOFR + 0.01%), 12/20/19 (a) (b)	69,300	69,300
1.87%, (US SOFR + 0.05%), 01/17/20 (a) (b)	44,035	44,035
2.02%, (3M US Treasury Bill + 0.07%), 01/30/20 (a) (b)	20,000	20,000
1.85%, (US SOFR + 0.03%), 07/17/20 (a) (b)	20,730	20,730
1.86%, (US SOFR + 0.04%), 05/08/20 - 08/25/20 (a) (b)	64,180	64,180
Federal Home Loan Mortgage Corporation
1.83%, (US SOFR + 0.01%), 11/01/19 (a) (b)	17,000	17,000
1.80%, 04/13/20 (b)	375	374
Federal National Mortgage Association, Inc.
1.90%, (US SOFR + 0.08%), 10/30/20 (a) (b)	8,030	8,030
		394,579
Discount Notes 13.4%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.61%, 10/01/19 (b) (c)	15,937	15,937
1.98%, 10/28/19 (b) (c)	21,500	21,458
2.63%, 11/04/19 (b) (c)	3,564	3,555
1.82%, 07/31/20 (b) (c)	5,760	5,672
1.82%, 08/11/20 (b) (c)	3,666	3,608
Federal Home Loan Banks Office of Finance
2.00%, 10/18/19 (b) (c)	25,050	25,026
2.01%, 10/23/19 (b) (c)	25,000	24,969
2.03%, 11/13/19 (b) (c)	36,293	36,205
2.00%, 12/18/19 (b) (c)	38,818	38,650
2.00%, 12/20/19 (b) (c)	22,182	22,083
1.88%, 12/27/19 (b) (c)	51,882	51,646
2.52%, 01/24/20 (b) (c)	5,600	5,555
1.89%, 03/18/20 (b) (c)	20,000	19,823
		274,187
U.S. Treasury Note 5.3%
Treasury, United States Department of
1.96%, (3M US Treasury Bill + 0.05%), 10/31/19 (a)	25,000	25,000
1.95%, 04/30/20	26,000	25,985
2.03%, (3M US Treasury Bill + 0.12%), 01/31/21 (a)	55,500	55,481
2.05%, (3M US Treasury Bill + 0.14%), 04/30/21 (a)	1,475	1,475
		107,941
Total Government And Agency Obligations (cost $776,707)		776,707
REPURCHASE AGREEMENTS 32.9%
Repurchase Agreements (d)		671,800
Total Repurchase Agreements (cost $671,800)		671,800
Total Investments 70.9% (cost $1,448,507)		1,448,507
Other Assets and Liabilities, Net 29.1%		593,905
Total Net Assets 100.0%		2,042,412

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) The coupon rate represents the yield to maturity.

(d) For repurchase agreements held at September 30, 2019, see Repurchase Agreements in the Schedules of Investments.

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BCL	Treasury, United States Department of, 3.38%, due 05/15/44	22,706	28,560	2.30	09/30/19	10/01/19	28,002	28,000	28,000
BOA	Government National Mortgage Association, 3.00, due 08/20/49	50,220	51,612	2.32	09/30/19	10/01/19	50,603	50,600	50,600
GSC	Federal National Mortgage Association, Inc. 3.00-6.00%, due 10/01/30-08/01/56	55,350	60,575
	Federal Home Loan Mortgage Corporation, 3.00-5.50%, due 04/01/40-06/01/48	8,355	8,785
		63,704	69,360	2.28	09/30/19	10/01/19	68,004	68,000	68,000
HSB	Federal National Mortgage Association, Inc. 3.00-4.50%, due 02/01/49-09/01/49	48,641	52,020	2.37	09/30/19	10/01/19	51,003	51,000	51,000
NSI	Treasury, United States Department of, 0.00-8.75%, due 01/01/20-02/15/46	335,693	345,372	2.35	09/30/19	10/01/19	338,622	338,600	338,600
TDS	Federal National Mortgage Association, Inc. 3.50-4.00%, due 04/01/47-08/01/49	86,199	91,800	2.40	09/30/19	10/01/19	90,006	90,000	90,000
WFI	Federal National Mortgage Association, Inc. 3.50%, due 07/01/49	45,119	46,512	2.40	09/30/19	10/01/19	45,603	45,600	45,600
									671,800

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
JNL/PPM America Low Duration Bond Fund
CORPORATE BONDS AND NOTES 51.6%
Financials 27.6%
ABN AMRO Bank N.V.
2.45%, 06/04/20 (a)	500	501
AerCap Ireland Limited
4.63%, 10/30/20	2,500	2,567
AIG Global Funding
3.35%, 06/25/21 (a)	2,220	2,262
Ally Financial Inc.
3.75%, 11/18/19	3,000	3,002
American Express Company
3.70%, 08/03/23	1,500	1,579
Ameriprise Financial, Inc.
3.00%, 03/22/22	1,181	1,204
ANZ New Zealand (Int'l) Limited
2.75%, 01/22/21 (a)	2,000	2,015
Bank of America Corporation
5.00%, 05/13/21	2,000	2,090
2.76%, (3M USD LIBOR + 0.65%), 06/25/22 (b)	1,500	1,504
2.50%, 10/21/22	1,104	1,112
3.55%, 03/05/24	942	979
Bank of Montreal
2.90%, 03/26/22 (c)	2,000	2,037
3.30%, 02/05/24 (c)	2,000	2,083
Barclays Bank PLC
2.65%, 01/11/21	2,000	2,006
Bayer US Finance II LLC
3.88%, 12/15/23 (a)	1,500	1,566
BBVA USA
3.50%, 06/11/21	1,500	1,525
BNZ International Funding Limited
2.40%, 02/21/20 (a)	3,000	3,003
Bunge Limited Finance Corp.
4.35%, 03/15/24	2,000	2,105
Capital One, National Association
2.35%, 01/31/20	1,550	1,550
2.25%, 09/13/21	1,050	1,050
Caterpillar Financial Services Corporation
2.95%, 02/25/22	2,000	2,050
Citigroup Inc.
2.13%, 10/20/20	1,000	1,001
2.53%, (3M USD LIBOR + 0.35%), 02/12/21 (b)	3,000	3,001
2.84%, 05/20/22	2,569	2,594
3.14%, 01/24/23	1,250	1,273
Citizens Bank, National Association
2.20%, 05/26/20	965	965
3.25%, 02/14/22	2,000	2,048
2.65%, 05/26/22	800	811
CNH Industrial Capital LLC
4.88%, 04/01/21	1,884	1,945
3.88%, 10/15/21	2,000	2,048
Diamond Finance International Limited
4.42%, 06/15/21 (a)	3,500	3,609
Discover Bank
3.10%, 06/04/20	1,725	1,734
3.35%, 02/06/23	2,000	2,064
Discover Financial Services
5.20%, 04/27/22	1,817	1,942
ERAC USA Finance LLC
2.35%, 10/15/19 (a)	1,445	1,445
2.60%, 12/01/21 (a)	855	860
Ford Motor Credit Company LLC
2.60%, 11/04/19	2,550	2,550
2.68%, 01/09/20	1,500	1,500
3.16%, 08/04/20	1,500	1,504
General Electric Capital Corporation
2.20%, 01/09/20	1,000	998
General Motors Financial Company, Inc.
3.15%, 06/30/22	1,275	1,289
3.70%, 05/09/23	1,000	1,024
4.15%, 06/19/23	500	520
Glencore Funding LLC
3.00%, 10/27/22 (a)	1,821	1,841
HSBC Holdings PLC
2.78%, (3M USD LIBOR + 0.65%), 09/11/21 (b) (c)	2,000	2,003
Huntington Bancshares Incorporated
2.63%, 08/06/24	2,500	2,522
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (d)	1,500	1,515
2.65%, (3M USD LIBOR + 0.55%), 03/09/21 (b)	3,000	3,002
3.21%, 04/01/23	3,000	3,069
2.70%, 05/18/23	2,000	2,033
Lloyds Bank PLC
6.50%, 09/14/20 (a)	2,500	2,590
M&T Bank Corporation
2.63%, 01/25/21	2,000	2,015
Mitsubishi UFJ Financial Group Inc
2.62%, 07/18/22	2,000	2,015
Morgan Stanley
2.50%, 04/21/21	2,000	2,011
2.63%, 11/17/21	3,000	3,026
3.13%, 01/23/23	2,000	2,052
2.72%, 07/22/25	1,000	1,012
New York Life Global Funding
1.95%, 09/28/20 (a)	500	501
3.25%, 08/06/21 (a)	500	511
PACCAR Financial Corp.
2.80%, 03/01/21	688	696
2.65%, 05/10/22	2,500	2,541
Reckitt Benckiser Treasury Services PLC
2.38%, 06/24/22 (a)	4,003	4,025
Regions Financial Corporation
3.20%, 02/08/21	2,500	2,531
3.80%, 08/14/23	986	1,040
Reliance Standard Life Global Funding II
3.85%, 09/19/23 (a)	1,706	1,789
Royal Bank of Canada
3.70%, 10/05/23 (c)	2,000	2,115
Sumitomo Mitsui Banking Corporation
2.51%, 01/17/20	2,000	2,002
SunTrust Banks, Inc.
3.50%, 08/02/22	3,000	3,067
Syngenta Finance N.V.
3.70%, 04/24/20 (a)	3,000	3,011
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	4,500	4,741
3.00%, 04/26/22	2,638	2,667
2.88%, 10/31/22	668	676
2.91%, 07/24/23	1,362	1,380
The Toronto-Dominion Bank
2.65%, 06/12/24	2,500	2,548
U.S. Bancorp
2.40%, 07/30/24	4,000	4,045
U.S. Bank National Association
3.00%, 02/04/21	2,000	2,024
UBS AG
2.45%, 12/01/20 (a)	3,636	3,651
Volkswagen Group of America, Inc.
2.45%, 11/20/19 (a)	1,500	1,501
2.50%, 09/24/21 (a)	554	556
WEA Finance LLC
3.15%, 04/05/22 (a)	2,345	2,390
Wells Fargo & Company
3.11%, (3M USD LIBOR + 0.93%), 02/11/22 (b)	3,000	3,017
2.63%, 07/22/22	4,500	4,546
Wells Fargo Bank, National Association
3.63%, 10/22/21	3,500	3,603
2.90%, 05/27/22	2,543	2,571
Westpac Banking Corporation
3.65%, 05/15/23	2,000	2,107
		171,073
Health Care 4.5%
AbbVie Inc.
2.50%, 05/14/20	1,500	1,503
2.30%, 05/14/21	1,500	1,502
Becton, Dickinson and Company
2.40%, 06/05/20	3,250	3,252

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Bristol-Myers Squibb Company
2.90%, 07/26/24 (a)	3,500	3,611
Celgene Corporation
3.55%, 08/15/22	1,500	1,558
Cigna Holding Company
3.40%, 09/17/21 (e)	1,000	1,023
3.75%, 07/15/23 (e)	1,000	1,046
CVS Health Corporation
2.80%, 07/20/20	3,899	3,917
3.70%, 03/09/23	2,000	2,081
Express Scripts Holding Company
2.87%, (3M USD LIBOR + 0.75%), 11/30/20 (b)	4,000	4,001
Mylan N.V.
3.75%, 12/15/20	1,500	1,523
UnitedHealth Group Incorporated
2.70%, 07/15/20	1,500	1,509
2.88%, 12/15/21	1,500	1,528
		28,054
Real Estate 3.9%
American Tower Corporation
2.80%, 06/01/20	1,000	1,004
3.38%, 05/15/24	1,250	1,299
AvalonBay Communities, Inc.
3.63%, 10/01/20	1,250	1,266
Crown Castle International Corp.
2.25%, 09/01/21	1,500	1,499
3.15%, 07/15/23	1,000	1,027
Hospitality Properties Trust
4.25%, 02/15/21	3,487	3,535
5.00%, 08/15/22	377	394
KiMcO Realty Corporation
3.20%, 05/01/21	2,000	2,029
Liberty Property Limited Partnership
4.75%, 10/01/20	2,904	2,954
Post Apartment Homes, L.P.
3.38%, 12/01/22	2,683	2,744
Retail Opportunity Investments Partnership, LP
5.00%, 12/15/23	1,500	1,585
Retail Properties of America, Inc.
4.00%, 03/15/25	676	674
Service Properties Trust
4.35%, 10/01/24	756	765
Simon Property Group, L.P.
2.00%, 09/13/24	1,517	1,501
SITE Centers Corp.
3.63%, 02/01/25	1,085	1,116
Weingarten Realty Investors
3.38%, 10/15/22	696	710
		24,102
Consumer Staples 3.8%
Altria Group, Inc.
3.49%, 02/14/22	1,500	1,538
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,500	1,521
BAT Capital Corp.
2.76%, 08/15/22	2,500	2,524
Campbell Soup Company
2.62%, (3M USD LIBOR + 0.50%), 03/16/20 (b) (f)	1,500	1,500
3.65%, 03/15/23	2,000	2,081
Conagra Brands, Inc.
2.81%, 10/09/20	152	152
3.80%, 10/22/21	1,250	1,290
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,083	2,127
4.06%, 05/25/23	2,000	2,115
Kraft Heinz Foods Company
2.80%, 07/02/20	3,000	3,006
Mead Johnson Nutrition Company
3.00%, 11/15/20	638	644
Seven & I Holdings Co., Ltd.
3.35%, 09/17/21 (a)	1,304	1,330
The Kroger Co.
2.60%, 02/01/21	1,250	1,256
Walmart Inc.
2.85%, 07/08/24	2,500	2,597
		23,681
Communication Services 2.7%
AT&T Inc.
2.80%, 02/17/21	1,500	1,512
4.05%, 12/15/23 (g)	2,000	2,126
Charter Communications Operating, LLC
3.58%, 07/23/20	1,000	1,009
4.46%, 07/23/22	1,500	1,579
Comcast Corporation
3.70%, 04/15/24	2,000	2,131
Fox Corporation
3.67%, 01/25/22 (a)	2,000	2,068
Sky Limited
3.13%, 11/26/22 (a)	1,806	1,865
Spectrum Management Holding Company, LLC
5.00%, 02/01/20	1,500	1,512
TWDC Enterprise 18 Corp.
1.75%, 08/30/24	1,070	1,058
Verizon Communications Inc.
3.50%, 11/01/24	2,000	2,114
		16,974
Industrials 2.5%
3M Company
2.75%, 03/01/22	1,608	1,644
2.00%, 06/26/22	545	546
Equifax Inc.
3.60%, 08/15/21	2,000	2,042
General Electric Company
2.93%, (3M USD LIBOR + 0.62%), 01/09/20 (b)	1,000	999
General Motors Company
3.03%, (3M USD LIBOR + 0.90%), 09/10/21 (b)	1,000	1,001
International Lease Finance Corporation
4.63%, 04/15/21	1,000	1,033
Roper Technologies, Inc.
2.35%, 09/15/24	1,396	1,398
Ryder System, Inc.
2.50%, 05/11/20 - 09/01/24	3,515	3,526
United Technologies Corporation
1.90%, 05/04/20	3,250	3,247
		15,436
Energy 2.2%
Energy Transfer LP
4.15%, 10/01/20	1,160	1,177
7.50%, 10/15/20	1,500	1,577
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,750	1,822
MPLX LP
3.50%, 12/01/22 (a)	1,000	1,029
Phillips 66
3.05%, (3M USD LIBOR + 0.75%), 04/15/20 (a) (b)	1,419	1,419
Regency Energy Partners LP
5.88%, 03/01/22	1,000	1,070
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (g)	2,000	2,066
5.63%, 04/15/23	1,500	1,629
Sunoco Logistics Partners Operations L.P.
5.50%, 02/15/20	1,500	1,519
		13,308
Information Technology 2.0%
Broadcom Corporation
2.38%, 01/15/20	1,500	1,500
Broadcom Inc.
3.63%, 10/15/24 (a)	1,500	1,526
Fidelity National Information Services, Inc.
3.63%, 10/15/20	1,389	1,408
Hewlett Packard Enterprise Company
3.60%, 10/15/20	2,500	2,532
International Business Machines Corporation
2.85%, 05/13/22	2,500	2,554
3.00%, 05/15/24	1,750	1,812

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Paypal Holdings, Inc.
2.40%, 10/01/24	1,336	1,342
		12,674
Utilities 1.4%
Exelon Corporation
2.85%, 06/15/20	1,395	1,402
Exelon Generation Company, LLC
2.95%, 01/15/20	767	768
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	2,284	2,308
2.90%, 04/01/22	1,671	1,701
The AES Corporation
4.00%, 03/15/21	1,500	1,528
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,150	1,166
		8,873
Consumer Discretionary 0.8%
Dollar Tree, Inc.
3.00%, (3M USD LIBOR + 0.70%), 04/17/20 (b)	3,000	3,003
GLP Financing, LLC
4.38%, 04/15/21	565	580
Nissan Motor Acceptance Corporation
2.67%, 09/16/22 (e) (h)	1,500	1,495
		5,078
Materials 0.2%
Anglo American Capital PLC
3.75%, 04/10/22 (a)	1,000	1,026
Total Corporate Bonds And Notes (cost $315,319)		320,279
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 33.6%
American Express Credit Account Master Trust
Series 2017-B-1, 2.10%, 02/18/20	1,414	1,413
Series 2017-B-7, 2.54%, 10/17/22	2,305	2,336
AmeriCredit Automobile Receivables Trust
Series 2019-A2A-1, 2.93%, 02/18/21	2,287	2,296
Series 2015-C-4, 2.88%, 07/08/21	4,724	4,728
Series 2016-C-1, 2.89%, 01/10/22	408	409
Series 2019-A3-3, 2.06%, 05/18/22	3,126	3,128
Ascentium Equipment Receivables Trust
Series 2016-B-2A, 2.50%, 04/10/20 (a)	779	779
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	208	208
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	354	355
Series 2017-A3-1A, 2.29%, 06/10/21 (a)	630	630
Series 2017-C-1A, 3.11%, 11/10/21 (a)	5,259	5,301
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	3,000	3,004
Series 2017-B-2A, 2.66%, 04/11/22 (a)	800	806
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.87%, 12/07/20 (a) (b)	2,337	2,361
BA Credit Card Trust
Series 2017-A1-A1, 1.95%, 03/16/20	740	740
Bank Of The West Auto Trust
Series 2018-A3-1, 3.43%, 06/15/21 (a)	2,078	2,102
Series 2017-A3-1, 2.11%, 01/15/23 (a)	2,041	2,039
BBCMS Trust
Series 2013-A2-TYSN, REMIC, 3.76%, 09/08/20 (a)	536	543
BCC Funding XIII, LLC
Series 2016-B-1, 2.73%, 04/20/20 (a)	368	368
BCC Funding XIV, LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	1,920	1,930
California Republic Auto Receivables Trust
Series 2018-A2-1, 2.86%, 01/15/20	110	110
Series 2018-B-1, 3.56%, 11/15/21	4,012	4,099
Capital One Multi-Asset Execution Trust
Series 2015-A2-A2, 2.08%, 05/15/20	500	500
Capital One Prime Auto Receivables Trust
Series 2019-A3-2, 1.92%, 03/15/23	3,126	3,128
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,282	1,281
Series 2019-A2A-1, 3.02%, 07/15/22	2,235	2,246
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	2,465	2,471
Chesapeake Funding II LLC
Series 2017-A1-4A, 2.12%, 03/15/21 (a)	314	314
Series 2019-A1-1A, 2.94%, 05/15/22 (a)	2,298	2,326
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (a)	76	76
Series 2016-B-AA, 2.88%, 06/15/22 (a)	21	21
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	433	433
Series 2019-A-1A, 3.33%, 08/15/24 (a)	1,489	1,500
Citigroup Commercial Mortgage Trust
Series 2014-AAB-GC19, REMIC, 3.55%, 11/10/23	903	935
CNH Equipment Trust
Series 2019-A2-A, 2.96%, 11/15/20	2,000	2,009
COLT Mortgage Loan Trust
Series 2019-A1-1, 3.71%, 03/25/49 (a) (b)	737	753
Series 2018-A1-1, REMIC, 2.93%, 02/25/48 (a) (b)	163	164
COMM Mortgage Trust
Series 2014-ASB-CR18, REMIC, 3.45%, 05/15/23	1,846	1,892
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	1,166	1,236
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (a) (b)	2,277	2,314
Series 2017-A3-HL1, REMIC, 3.50%, 05/25/24 (a) (b)	1,518	1,536
DBUBS Mortgage Trust
Series 2011-A3-LC1A, REMIC, 5.00%, 01/12/21 (a)	1,257	1,283
Dell Equipment Finance Trust
Series 2018-A2-2, 3.16%, 08/24/20 (a)	272	273
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	634	635
Series 2018-A3-2, 3.37%, 06/22/21 (a)	463	470
Series 2017-A3-1, 2.14%, 04/22/22 (a)	167	167
Series 2017-B-1, 2.52%, 04/22/22 (a)	925	925
Series 2017-A3-2, 2.19%, 10/24/22 (a)	748	748
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21 (a)	1,737	1,758
Series 2018-A4-ST2, 3.59%, 10/20/21 (a)	1,863	1,910
Fifth Third Auto Trust
Series 2017-A3-1, 1.80%, 02/15/22	1,254	1,252
First Investors Auto Owner Trust
Series 2018-A1-2A, 3.23%, 11/16/20 (a)	700	704
Series 2019-A-1A, 2.89%, 02/15/22 (a)	4,209	4,243
Ford Credit Auto Lease Trust
Series 2018-A3-A, 2.93%, 06/15/20	4,000	4,015
Ford Credit Floorplan Master Owner Trust A
Series 2016-A2-5, 2.49%, (1M USD LIBOR + 0.46%), 11/15/19 (b)	400	400
Series 2015-A1-2, 1.98%, 01/15/20	350	350
Series 2015-A2-2, 2.60%, (1M USD LIBOR + 0.57%), 01/15/20 (b)	1,240	1,241
Series 2013-A-2, 2.09%, 03/15/20 (a)	5,330	5,325
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22 (a)	639	643
FREMF Mortgage Trust
Series 2011-B-K12, REMIC, 4.49%, 12/25/20 (a) (b)	2,210	2,257
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21 (a)	1,456	1,464
Series 2018-A-3A, 3.35%, 08/15/22 (a)	1,675	1,683
GM Financial Automobile Leasing Trust
Series 2018-A2A-3, 2.89%, 01/21/20	581	581
Series 2017-A3-3, 2.01%, 11/20/20	559	559
GM Financial Consumer Automobile Receivables Trust
Series 2019-A2-1, 2.99%, 10/16/20	1,179	1,182
Series 2018-A4-2, 3.02%, 12/16/21	750	770
Series 2017-A3-3A, 1.97%, 05/16/22 (a)	1,806	1,805
Series 2018-B-4, 3.45%, 09/16/22	1,158	1,205
Series 2019-A3-2, 2.65%, 10/16/22	870	883
Series 2019-B-2, 2.87%, 02/16/23	1,000	1,024
Series 2018-B-3, 3.27%, 01/16/24	1,745	1,800
GMF Floorplan Owner Revolving Trust
Series 2017-A1-1, 2.22%, 01/15/20 (a)	6,070	6,068

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Series 2017-B-1, 2.58%, 01/15/20 (a)	400	400
Series 2018-C-1, 3.25%, 03/16/20 (a)	1,575	1,577
Series 2018-B-3, 3.49%, 09/15/20 (a)	1,685	1,702
GreatAmerica Financial Services Corporation
Series 2018-A2-1, 2.35%, 05/15/20 (a)	10	10
Series 2017-A3-1, 2.06%, 06/22/20 (a)	237	236
Series 2018-A3-1, 2.60%, 06/15/21 (a)	7,106	7,122
Series 2019-A3-1, 3.05%, 12/15/21 (a)	3,500	3,558
Series 2019-A4-1, 3.21%, 10/17/22 (a)	1,000	1,029
Series 2018-A4-1, 2.83%, 06/17/24 (a)	747	755
GS Mortgage Securities Corp Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21 (a)	1,148	1,174
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23 (a)	2,662	2,671
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26 (a)	371	370
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	6,250	6,232
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29 (a)	1,022	1,022
Series 2019-A3-1A, 2.21%, 10/20/29 (a)	589	589
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (a) (b)	1,232	1,249
J.P. Morgan Mortgage Trust
Series 2015-A5-6, REMIC, 3.50%, 08/25/22 (a) (b)	1,260	1,268
Series 2016-A1-2, REMIC, 2.82%, 09/25/22 (a) (b)	1,639	1,643
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (a) (b)	1,157	1,165
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	1,978	1,983
JP Morgan Chase & Co.
Series 2014-A1-5, REMIC, 2.98%, 10/25/26 (a) (b)	942	956
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	198	198
Series 2017-A3-1A, 1.88%, 12/15/20 (a)	4,248	4,241
Series 2018-A2-1A, 2.80%, 02/16/21 (a)	820	821
Marlin Leasing Receivables LLC
Series 2018-A2-1A, 3.05%, 10/20/20 (a)	231	231
Series 2018-A3-1A, 3.36%, 04/20/23 (a)	1,040	1,048
Series 2018-B-1A, 3.54%, 05/22/23 (a)	315	320
Series 2018-C-1A, 3.70%, 06/20/23 (a)	2,250	2,297
Merrill Lynch Mortgage Investors Trust
Series 2003-A1-E, REMIC, 2.64%, (1M USD LIBOR + 0.62%), 10/25/28 (b)	745	726
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-ASB-C15, REMIC, 3.65%, 12/15/23	740	767
Morgan Stanley Capital Barclays Bank Trust
Series 2016-B-MART, REMIC, 2.48%, 09/15/21 (a)	3,000	2,987
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27 (a)	1,602	1,632
Series 2013-A-1A, 2.15%, 04/22/30 (a)	38	38
Series 2017-A-1A, 2.42%, 12/20/34 (a)	917	918
Series 2018-A-1A, 3.45%, 01/21/36 (a)	2,250	2,314
Orange Lake Timeshare Trust
Series 2018-A-A, 3.10%, 11/08/30 (a)	2,107	2,142
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (a)	1,856	1,858
Santander Retail Auto Lease Trust
Series 2017-A3-A, 2.22%, 04/20/20 (a)	3,097	3,096
Series 2018-A2B-A, REMIC, 2.31%, (1M USD LIBOR + 0.27%), 01/20/20 (a) (b)	532	532
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (a)	431	431
Sequoia Mortgage Trust
Series 2017-A4-3, REMIC, 3.50%, 04/25/24 (a) (b)	1,194	1,215
Series 2019-A4-1, REMIC, 4.00%, 02/25/26 (a)	299	305
Shellpoint Co-Originator Trust
Series 2017-A4-1, 3.50%, 02/25/24 (a) (b)	1,795	1,826
Series 2016-1A10-1, REMIC, 3.50%, 10/25/24 (a) (b)	1,291	1,317
Sierra Timeshare Receivables Funding LLC
Series 2015-A-1A, 2.40%, 03/20/32 (a)	80	80
Series 2016-A-1A, 3.08%, 03/21/33 (a)	299	301
Toyota Auto Receivables Owner Trust
Series 2017-A3-D, 1.93%, 11/15/20	550	550
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	70	70
Verizon Owner Trust
Series 2016-B-1A, 1.46%, 01/20/21 (a)	137	137
Series 2018-A1A-1A, 2.82%, 03/22/21 (a)	1,350	1,359
Series 2016-B-2A, 2.15%, 05/20/21 (a)	602	602
Series 2017-A-1A, 2.06%, 09/20/21 (a)	686	686
Series 2017-A-2A, 1.92%, 12/20/21 (a)	397	397
Series 2017-A1A-3A, 2.06%, 04/20/22 (a)	2,714	2,714
Series 2019-A1A-B, 2.33%, 08/22/22	3,000	3,021
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 02/18/20 (a)	421	420
Series 2019-A3-1A, 3.00%, 01/18/22 (a)	3,500	3,569
Welk Resorts LLC
Series 2019-A-AA, 2.80%, 06/15/38 (a)	1,913	1,929
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2A4-AR10, REMIC, 4.97%, 06/25/35 (b)	179	178
Series 2019-A7-1, REMIC, 4.00%, 11/25/48 (a)	803	822
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20 (a)	4,443	4,462
Series 2018-A2B-2A, 2.36%, (1M USD LIBOR + 0.33%), 09/15/21 (a) (b)	1,367	1,367
Series 2018-A2A-2A, 2.84%, 09/15/21 (a)	621	622
World Omni Auto Receivables Trust
Series 2019-A2-A, 3.02%, 10/15/20	4,534	4,555
Total Non-U.S. Government Agency Asset-Backed Securities (cost $207,092)		208,255
GOVERNMENT AND AGENCY OBLIGATIONS 13.8%
U.S. Treasury Note 8.7%
Treasury, United States Department of
1.38%, 08/31/20	5,000	4,979
1.63%, 06/30/21	5,972	5,965
2.25%, 07/31/21	1,549	1,564
1.13%, 08/31/21	553	547
1.50%, 08/31/21 - 09/15/22	16,265	16,222
2.50%, 01/15/22	1,000	1,019
1.75%, 11/15/20 - 07/15/22	23,285	23,319
		53,615
Mortgage-Backed Securities 2.1%
Federal Home Loan Mortgage Corporation
2.50%, 04/01/33 - 06/01/34	7,813	7,886
Federal National Mortgage Association, Inc.
2.50%, 09/01/34	4,943	4,987
Government National Mortgage Association
4.50%, 03/20/41	297	319
		13,192
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corporation
Series BP-3738, REMIC, 4.00%, 12/15/38	32	33
Series KN-3763, REMIC, 3.00%, 02/15/39	375	377
Series AB-3967, REMIC, 2.00%, 03/15/41	295	291
Series AB-3774, REMIC, 3.50%, 12/15/20	58	59
Series AD-4032, REMIC, 2.00%, 10/15/41	324	319
Series KC-4826, REMIC, 3.50%, 08/15/45	1,673	1,698
Series PA-4842, REMIC, 4.00%, 04/15/46	1,881	1,934
Series YA-4820, REMIC, 3.50%, 06/15/48	2,118	2,163
Series KA-4628, REMIC, 3.00%, 01/15/55	998	1,003
Federal National Mortgage Association, Inc.
Series 2011-BD-100, REMIC, 2.50%, 01/25/41	119	119
Series 2012-MB-75, REMIC, 2.00%, 03/25/42	280	278
Series 2012-MA-91, REMIC, 2.00%, 04/25/42	286	285
Series 2018-H-30, REMIC, 3.50%, 06/25/43	1,534	1,547

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	Shares/Par[1]	Value ($)
Government National Mortgage Association
Series 2009-NA-126, REMIC, 4.50%, 11/20/39	385	408
		10,514
U.S. Government Agency Obligations 1.3%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
2.54%, 04/05/21 (i)	3,000	3,035
Federal Farm Credit Banks Funding Corporation
1.90%, 06/24/21 (i)	3,000	3,010
Federal Home Loan Mortgage Corporation
1.88%, 11/17/20 (i)	1,000	1,001
Federal National Mortgage Association, Inc.
2.88%, 10/30/20 (i)	1,000	1,012
		8,058
Total Government And Agency Obligations (cost $85,288)		85,379
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
JNL Government Money Market Fund - Institutional Class, 1.86% (j) (k)	4,232	4,232
Securities Lending Collateral 0.0%
JNL Securities Lending Collateral Fund - Institutional Class, 2.06% (j) (k)	60	60
Total Short Term Investments (cost $4,292)		4,292
Total Investments 99.7% (cost $611,991)		618,205
Other Derivative Instruments (0.0)%		(3)
Other Assets and Liabilities, Net 0.3%		1,847
Total Net Assets 100.0%		620,049

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of September 30, 2019, the value and the percentage of net assets of these liquid securities was $195,162 and 31.5% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Convertible security.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the Board of Trustees.

(f) All or a portion of the security was on loan as of September 30, 2019.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2019.

(h) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) The security is a direct debt of the agency and not collateralized by mortgages.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2019.

JNL/PPM America Low Duration Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	541	January 2020	116,831	(17)	(246)

Short Contracts
United States 5 Year Note	(269)	January 2020	(32,282)	14	231

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts.

Currency Abbreviations:

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
US - United States

Counterparty Abbreviations:

BCL - Barclays Capital
BNP - BNP Paribas Securities
BOA - Bank of America
DUB - Deutsche Bank Alex Brown Inc.
GSC - Goldman Sachs & Co.
HSB - HSBC Securities Inc.
JPM - J.P. Morgan Securities Inc.
NSI - Nomura Securities International Inc.
RBS - Royal Bank of Scotland

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

TDS - TD Securities Inc.
WFI - Wells Fargo Securities Inc.

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

Short Term Investments in Affiliates

JNL/PPM America Low Duration Bond Fund invests in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds advised by JNAM and their affiliates, and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. There was no realized or unrealized gain or loss relating to transactions in the investment during the period ended September 30, 2019. The following table details the investment held during the period ended September 30, 2019.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/PPM America Low Duration Bond Fund	13,010	329,679	338,457	155	4,232	0.7

The Fund participating in securities lending receives cash collateral daily, which is invested by State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Fund’s Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the JNL Securities Lending Collateral Fund during the period ended September 30, 2019.

Securities Lending and Securities Lending Collateral. JNL/PPM America Low Duration Bond Fund participates in an agency based securities lending program. State Street ("Custodian") serves as custodian and securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equity – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Distributions from the JNL Securities Lending Collateral Fund are aggregated with other income, fees and rebates generated by the securities lending program. Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. The securities lending agent receives a portion of these earnings from the Fund's securities lending program.

Cash collateral is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act"). JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to JNL/PPM America Low Duration Bond Fund and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM for investment advisory services.

Security Valuation. Under the JNL Investors Series Trust (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. All securities in the JNL Government Money Market Fund and JNL Securities Lending Collateral Fund, as permitted by compliance with applicable provisions of Rule 2a-7 under the 1940 Act, as amended, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Futures contracts traded on an

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

exchange are generally valued at the exchange's settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, broker quotes in active markets, securities subject to corporate actions or securities valued at amortized cost.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities that are priced based on single source broker quotes; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2019 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	2,060,383	—	2,060,383
Repurchase Agreements	—	750,900	—	750,900
	—	2,811,283	—	2,811,283

JNL Investors Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2019

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Securities Lending Collateral Fund
Assets - Securities
Government And Agency Obligations	—	776,707	—	776,707
Repurchase Agreements	—	671,800	—	671,800
	—	1,448,507	—	1,448,507
JNL/PPM America Low Duration Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	318,784	1,495	320,279
Non-U.S. Government Agency Asset-Backed Securities	—	208,255	—	208,255
Government And Agency Obligations	—	85,379	—	85,379
Short Term Investments	4,292	—	—	4,292
	4,292	612,418	1,495	618,205
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	231	—	—	231
	231	—	—	231
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(246)	—	—	(246)
	(246)	—	—	(246)

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2019.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.